Income Tax - Schedule of reconciliation of federal income tax rate (Detail) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of federal income tax rate [Abstract]
Change in valuation allowance			$ 44,562
Income tax provision
Federal statutory income tax rate			21.00%
State taxes, net of federal benefit			0.00%
Business combination			(0.50%)
Change in fair value of warrant liability			(19.80%)
Offering costs allocated to warrant liability			(0.60%)
Change in valuation allowance			(0.10%)
Income tax provision			0.00%
LCP Edge Intermediate, Inc. [Member]
Federal statutory income tax rate				$ (8,081,000)	$ (616,000)	$ 2,000
Schedule of reconciliation of federal income tax rate [Abstract]
State taxes, net of federal benefit				(1,155,000)	(337,000)	56,000
Incentive Stock Compensation				76,000	45,000	13,000
Meals and Entertainment				79,000	135,000	51,000
GILTI					708,000
Section 250 Deduction					(486,000)
Foreign Tax Credit					(62,000)
Foreign Rate Differential				(6,000)	88,000	36,000
R&D Credit				(79,000)
State Rate Change, net of federal effect				(465,000)	(429,000)	227,000
Tax Cuts and Jobs Act Benefit						(251,000)
Change in valuation allowance				409,000
Other				(86,000)	(343,000)	192,000
Income tax provision	$ (306,000)	$ (2,614,000)		$ (9,308,000)	$ (1,297,000)	$ 327,000
Federal statutory income tax rate	21.00%	21.00%		21.00%	21.00%	21.00%
State taxes, net of federal benefit				3.00%	11.50%	560.00%
Incentive Stock Compensation				(0.20%)	(1.50%)	130.00%
Meals and Entertainment				(0.20%)	(4.60%)	510.00%
GILTI					(24.10%)
Section 250 Deduction					16.60%
Foreign Tax Credit					2.10%
Foreign Rate Differential					(3.00%)	360.00%
R&D Credit				0.20%
State Rate Change, net of federal effect				1.20%	14.60%	2270.00%
Tax Cuts and Jobs Act Benefit						(2510.00%)
Change in valuation allowance				(1.10%)
Other				0.20%	11.70%	1920.00%
Income tax provision	8.55%	22.38%		24.10%	44.20%	3261.00%